Intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]	below provides a rollforward of the Company’s intangible assets as of September 30, 2022 and 2021.

(in KUSD)	Indefinite lived		Definite lived
Cost	Licenses	Internal development costs	Licenses	Software	Total
January 1, 2022	12,985	631	1,052	176	14,844
Additions	695	323	—	97	1,115
Exchange differences	—	—	—	(17)	(17)
September 30, 2022	13,680	954	1,052	256	15,942

Accumulated Amortization
January 1, 2022	(1,069)	—	(50)	(143)	(1,262)
Amortization charge	—	—	(56)	(32)	(88)
Exchange differences	—		—	6	6
September 30, 2022	(1,069)	—	(106)	(169)	(1,344)

Net book amount as of September 30, 2022	12,611	954	946	87	14,598

Cost
January 1, 2021	11,144	—	—	168	11,312
Additions	1,700	926	600	14	3,240
Transfers	(452)	—	452	(6)	(6)
September 30, 2021	12,392	926	1,052	176	14,546

Accumulated Amortization
January 1, 2021	(1,069)	—	—	(64)	(1,133)
Amortization charge	—	—	(31)	(65)	(96)
September 30, 2021	(1,069)	—	(31)	(130)	(1,230)

Net book amount as of September 30, 2021	11,323	926	1,021	46	13,316